Acquisition (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Acquisition [Abstract]
Revenues	$ 471,543	$ 670,889
Net loss	$ 4,669,232	$ 4,206,916
Basic and diluted net loss per share	$ 0.31	$ 0.31